Expenses by Nature - Schedule of Expenses by Nature (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expenses [abstract]
Wages and salaries	$ 1,005	$ 899
Employee benefits and other wage-related costs	247	236
Bonus payments	191	192
Post-employment benefits and pension costs	112	122
Employee benefits expense	1,555	1,449
Transportation	1,408	1,245
Depreciation and amortization	1,483	1,492
Raw material purchases	914	824
Fuel and energy	830	657
Operating supplies consumed	640	569
Maintenance and repair supplies	775	698
Contractors and consultants	738	570
Overhead costs	365	287
Royalties	370	453
Other operating costs	15	9
Expense nature	9,093	8,253
Capitalized production stripping costs	(707)	(678)
Change in inventory	(197)	(3)
Total cost of sales, general and administration, exploration and research and development expenses	$ 8,189	$ 7,572